Commitments and Contingencies (Sonatide Joint Venture) - Additional Information (Detail) $ in Thousands		1 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
		Jul. 31, 2017 USD ($)	Jun. 30, 2018 USD ($) Vessel	Jul. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Vessel	Jun. 30, 2018 USD ($) Vessel	Jun. 30, 2017 USD ($) Vessel	Mar. 31, 2017 USD ($)	Jun. 30, 2014 Vessel
Commitments And Contingencies Disclosure [Line Items]
Due from affiliate			$ 197,059		$ 230,315	$ 197,059
Due to affiliate			62,353		99,448	62,353
Commissions payable	[1]		2,488		1,898	2,488
Total revenues			105,601		178,753	197,094
Investments in, at equity, and advances to unconsolidated companies			1,335		29,216	1,335
Cash and cash equivalents			459,286		$ 432,035	459,286
Number of vessels operating | Vessel	[2]				227
Dividend received in excess of investment						4,900
Vessel Revenues
Commitments And Contingencies Disclosure [Line Items]
Total revenues			$ 104,174		$ 171,884	$ 191,668
ANGOLA
Commitments And Contingencies Disclosure [Line Items]
Number of vessels operating | Vessel			37			37			84
Decrease in number of vessels operating | Vessel			47			47
Number of active vessels | Vessel			22			22			80
Decrease in number of active vessels | Vessel			58			58
Devaluation Of Angolan kwanza Versus US Dollar
Commitments And Contingencies Disclosure [Line Items]
Foreign currency exchange rate			250		168	250
Percentage of devaluation of currency						49.00%
Percentage of foreign exchange loss recognized						49.00%
Estimated exchange loss						$ 20,600
Sonatide joint venture
Commitments And Contingencies Disclosure [Line Items]
Due from affiliate			$ 153,000		$ 230,000	153,000		$ 263,000
Unpaid vessel revenue			25,000		44,000	25,000
Due to affiliate			47,000		99,000	47,000		133,000
Commissions payable			$ 30,200		36,400	30,200
Due from affiliate and due to affiliate					$ 33,000	$ 55,000
Ownership Interest In Joint Venture			49.00%		49.00%	49.00%
Investments in, at equity, and advances to unconsolidated companies			$ 0		$ 27,000	$ 0		45,000
Investment balance in difference between carrying value and net assets of the joint venture		$ 28,000		$ 28,000
Amortization period of basis difference equity method investments		10 years
Dividend received						12,300
Sonatide joint venture | U.S. dollars initially received by Sonatide on behalf of the company or dollars collected from other customers
Commitments And Contingencies Disclosure [Line Items]
Proceeds from related party				19,000	20,000	47,000
Sonatide joint venture | Sonatide's converting kwanzas into dollars and subsequent payment to company
Commitments And Contingencies Disclosure [Line Items]
Proceeds from related party				3,000	1,000	4,000
Sonatide joint venture | ANGOLA
Commitments And Contingencies Disclosure [Line Items]
Proceeds from related party				22,000	21,000	$ 51,000
Total revenues				$ 34,000	$ 34,000			$ 127,000
Percentage of Angolan operation revenue				23.00%	20.00%	15.00%	20.00%	22.00%
"Number of vessels transferred out of Angola | Vessel"				3	3	8		22
Number of vessels operating | Vessel			38			38	53
Number of vessels stacked | Vessel			17			17	23
Sonatide joint venture | ANGOLA | Vessel Revenues
Commitments And Contingencies Disclosure [Line Items]
Total revenues						$ 29,000	$ 53,000
Sonatide joint venture | Angolan kwanza-denominated
Commitments And Contingencies Disclosure [Line Items]
Bank deposits maintained			$ 67,000		$ 81,000	67,000
Cash and cash equivalents			$ 43,000			$ 43,000

[1]	Excludes $30.2 million and $36.4 million of commissions due to Sonatide at June 30, 2018 and December 31, 2017, respectively. These amounts are included in amounts due to affiliates.
[2]	Vessel count excludes vessels operated under sale leaseback agreements.